Schedule of Investments (unaudited) February 28, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.1%
Chapman University, 3.00%, 04/01/51	$2,100	$1,453,807

Total Corporate Bonds — 0.1% (Cost: $2,100,000)		1,453,807

Municipal Bonds

California — 76.9%

Corporate(a) — 3.3%
California Community Choice Financing Authority, RB
5.00%, 07/01/53	40,000	41,948,720
5.00%, 12/01/53	15,890	16,539,154
Series B-1, 4.00%, 02/01/52	27,515	27,297,549

		85,785,423

County/City/Special District/School District — 16.0%
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	10,100	9,917,796
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	993,073
Series B, 3.92%, 09/01/31	3,410	3,049,072
Series B, 3.97%, 09/01/32	1,880	1,671,374
Series B, 4.02%, 09/01/33	2,070	1,828,779
City & County of San Francisco California, GO
Class C1, 4.00%, 06/15/45	5,010	5,036,688
Class E1, 4.00%, 06/15/41	3,185	3,236,986
Series 2020, 4.00%, 06/15/45	2,000	2,010,654
Series 2020, Class D-1, 4.00%, 06/15/46	2,500	2,512,535
Series B-1, 4.00%, 06/15/39	2,010	2,060,628
Series B-1, 4.00%, 06/15/41	2,265	2,309,387
Series D-1, 4.00%, 06/15/41	1,605	1,636,452
Series D-1, 4.00%, 06/15/43	870	880,976
Series A, AMT, 4.00%, 06/15/36	5,155	5,192,688
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/44	10,000	9,630,280
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(b)	26,425	21,073,356
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,150	2,144,027
Gilroy Unified School District, GO, 4.00%, 08/01/46	7,000	6,790,525
Grossmont-Cuyamaca Community College District, GO, Series C, 4.00%, 08/01/46	2,905	2,807,308
Hartnell Community College District, GO, Series A, Election 2016, 4.00%, 08/01/47	5,165	5,030,705
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	6,085	6,238,415
Los Angeles Community College District, GO
Series K, Election 2008, 4.00%, 08/01/38	40	40,660
Series K, Election 2008, 4.00%, 08/01/39	10,000	10,152,020
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	2,590	2,090,865
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/37	19,235	20,764,894
Series A, 5.00%, 07/01/41	1,100	1,173,901
Series A, 5.00%, 07/01/44	25,935	27,811,812

Security	Par (000)	Value

County/City/Special District/School District (continued)
Los Angeles County Public Works Financing Authority, Refunding RB, Class A, 4.00%, 12/01/43	$4,600	$4,563,140
Los Angeles Unified School District, GO, Series RYQ, 4.00%, 07/01/44	14,745	14,437,685
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	11,625	11,152,479
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	7,585	7,246,413
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,581,496
Orange County Local Transportation Authority Sales Tax Revenue, RB
5.00%, 02/15/39	2,000	2,199,200
5.00%, 02/15/40	5,000	5,491,710
Peralta Community College District, GO, Series B, 5.25%, 08/01/42	3,000	3,365,004
San Carlos School District, GO, Election 2012, 4.00%, 10/01/41	1,500	1,504,713
San Diego Community College District, Refunding GO, 2.38%, 08/01/33	5,375	4,366,811
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 10/15/46	1,000	1,075,583
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	3,750	3,664,339
Series L-2, 4.00%, 07/01/39	2,000	2,023,022
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 4.00%, 10/01/47	10,000	9,759,290
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.13%, 08/01/28	1,150	1,024,023
Series D, 3.25%, 08/01/29	1,000	879,197
Series D, 3.38%, 08/01/30	1,250	1,087,949
San Francisco City & County Redevelopment Financing Authority, TA, Series A, (BHAC-CR MBIA), 5.75%, 08/01/37	5,000	5,079,070
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 5.00%, 03/01/41	17,955	18,758,055
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	7,929,066
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(b)	25,000	19,588,425
Series E, Election 2012, 4.00%, 08/01/42	5,000	5,033,535
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,062,288
San Lorenzo Unified School District, GO, 4.00%, 08/01/40	1,115	1,116,826
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,863,587
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	30,000	32,285,550
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/45	4,000	3,887,800
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	5,035,010
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	1,400	1,404,126

1

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Santa Clarita Community College District, GO (continued)
Election 2016, 5.25%, 08/01/48	$4,000	$4,455,736
Santa Cruz City Elementary School District, GO
Series C, 2.00%, 08/01/34	1,770	1,522,365
Series C, 2.00%, 08/01/36	695	555,575
Santa Cruz City High School District, GO
Series C, 2.00%, 08/01/35	450	373,957
Series C, 2.00%, 08/01/36	1,755	1,402,617
Series C, 2.00%, 08/01/37	2,870	2,212,041
Series C, 2.00%, 08/01/38	2,955	2,212,290
Series C, 2.13%, 08/01/39	3,070	2,291,865
Santa Monica Community College District, GO, Series B, 4.00%, 08/01/45	2,470	2,426,301
Simi Valley Unified School District, GO, Series B, 4.00%, 08/01/48	3,250	3,084,819
South Orange County Public Financing Authority, RB 5.00%, 06/01/43	1,790	1,948,191
5.00%, 06/01/47	13,300	14,333,131
Southwestern Community College District, GO, Series A, AMT, 4.00%, 08/01/47	7,940	7,989,919
West Valley-Mission Community College District, GO
Series B, 5.00%, 08/01/47	10,000	11,069,120
Series A, AMT, 4.00%, 08/01/44	8,000	8,024,520

		409,453,695

Education — 7.7%
California Educational Facilities Authority, RB, Series A, 3.56%, 04/01/31	2,000	1,752,416
California Infrastructure & Economic Development Bank, RB(c) 5.00%, 01/01/24	275	274,131
4.13%, 01/01/35	985	830,332
5.00%, 01/01/55	2,205	1,703,336
Series A, AMT, 3.65%, 01/01/50(a)	25,000	24,862,125
California Infrastructure & Economic Development Bank, RB, CAB(b) 0.00%, 01/01/35	2,615	1,175,212
0.00%, 01/01/60	37,500	2,342,212
Class B, 0.00%, 01/01/61(c)	17,830	959,468
California Infrastructure & Economic Development Bank, Refunding RB
Series A, 1.60%, 10/01/29	3,575	2,914,322
Series A, 1.84%, 10/01/31	1,100	862,287
California Municipal Finance Authority, RB 5.00%, 06/15/41(c)	925	859,505
6.00%, 07/01/44	500	501,175
5.00%, 06/15/51(c)	1,385	1,226,621
Series A, 5.50%, 08/01/34(c)	265	265,624
California Municipal Finance Authority, Refunding RB(c) 5.00%, 08/01/39	1,785	1,689,810
5.00%, 08/01/48	2,140	1,891,358
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(c)	265	260,215
California School Finance Authority, RB(c) 5.00%, 06/01/40	1,420	1,377,952
5.00%, 06/01/50	2,240	2,071,621
Series A, 5.00%, 06/01/33	525	532,831
Series A, 5.00%, 06/01/43	525	509,708
Series A, 5.00%, 06/01/49	7,105	6,342,911

Security	Par (000)	Value

Education (continued)
California School Finance Authority, RB(c) (continued)
Series A, 6.00%, 07/01/51	$1,500	$1,547,930
Series A, 5.00%, 06/01/55	1,000	929,601
Series A, 5.00%, 06/01/58	3,355	2,923,322
Series B, 6.00%, 06/01/31	735	649,538
Series A, AMT, 6.00%, 06/01/59	8,925	8,418,185
California State University, Refunding RB
Series A, 5.00%, 11/01/43	29,975	32,158,739
Series B, 1.85%, 11/01/31	6,750	5,373,931
Series B, 2.53%, 11/01/33	2,580	2,097,764
Series D, 1.69%, 11/01/29	5,000	4,142,465
California Statewide Communities Development Authority, Refunding RB(c)
Series A, 5.00%, 06/01/36	2,900	2,823,831
Series A, 5.00%, 06/01/46	4,100	3,754,149
Hastings Campus Housing Finance Authority, RB, Series A, 5.00%, 07/01/61(c)	7,640	5,988,079
University of California, RB, Series AV, 5.25%, 05/15/42	12,305	13,099,128
University of California, RB, BAB, 6.30%, 05/15/50	3,790	4,067,038
University of California, Refunding RB
Series AZ, 5.00%, 05/15/43	41,740	44,436,028
Series Q, 4.00%, 05/15/41	10,300	9,845,070

		197,459,970

Health — 5.9%
California Health Facilities Financing Authority, Refunding RB
(BAM TCRS), 4.00%, 08/15/48	4,500	4,310,955
Series A, 4.00%, 08/15/40	7,500	7,504,192
Series A, 4.00%, 11/15/40	3,085	3,089,797
Series A, 4.00%, 08/15/48	5,000	4,739,555
Series A, 4.00%, 08/15/50	30,020	28,619,657
Series A-2, 4.00%, 11/01/44	32,415	30,749,226
Series B, 4.00%, 11/15/41	1,350	1,281,303
Sub-Series A-2, 4.00%, 11/01/38	4,900	4,905,968
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 11/01/39(c)	980	981,668
California Public Finance Authority, RB
Series A, 4.00%, 07/15/41	4,810	4,815,132
Series A, 5.00%, 07/15/46	5,375	5,781,140
Series A, 4.00%, 07/15/51	4,800	4,526,794
California Public Finance Authority, Refunding RB
Series A, 4.00%, 08/01/47	6,595	6,123,985
Series A, 5.00%, 08/01/47	4,000	4,159,048
City of Corona California, RB, 2.24%, 05/01/30	10,000	8,269,010
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,289,884
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 5.00%, 05/15/41	4,830	5,320,858
Series P, 4.00%, 05/15/43	10,000	9,654,550
Series P, 5.00%, 05/15/47	4,740	5,093,263
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/41	8,215	8,527,458

		150,743,443

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing — 2.7%
California Community Housing Agency, RB, M/F Housing(c) 4.00%, 08/01/46	$3,200	$2,555,821
Series A, 5.00%, 04/01/49	2,630	2,252,314
Series A-1, 3.00%, 02/01/57	5,000	3,186,450
Series A-2, 4.00%, 02/01/50	1,600	1,219,475
Series A-2, 4.00%, 08/01/51	12,920	8,771,879
California Housing Finance Agency, RB, M/F Housing, Series 2021-2, Class A, (FHLMC COLL), 3.75%, 03/25/35	10	10,130
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	21,506	17,259,640
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(c)	1,430	958,728
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	4,840	3,201,345
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	2,740	2,174,423
CMFA Special Finance Agency, RB, M/F Housing(c)
Series A-1, 3.00%, 12/01/56	960	643,665
Series A-2, 4.00%, 08/01/45	1,205	979,299
CSCDA Community Improvement Authority, RB, M/F Housing(c) 2.80%, 03/01/47	3,430	2,492,914
3.13%, 07/01/56	5,620	3,809,208
3.13%, 08/01/56	1,460	1,013,545
4.00%, 12/01/56	445	323,711
3.25%, 04/01/57	3,930	2,705,872
3.25%, 05/01/57	4,140	2,878,679
4.00%, 07/01/58	2,150	1,528,420
Series A, 3.00%, 09/01/56	2,045	1,329,593
Series B, 4.00%, 07/01/58	2,450	1,624,739
Mezzanine Lien, 4.00%, 03/01/57	500	358,309
Series B, Mezzanine Lien, 4.00%, 12/01/59	2,925	1,895,985
Senior Lien, 3.25%, 05/01/57	805	543,367
Senior Lien, 3.13%, 06/01/57	3,850	2,574,345
Series B, Sub Lien, 4.00%, 12/01/59	4,580	3,118,485

		69,410,341

State — 5.8%
California State Public Works Board, RB 4.00%, 11/01/41	6,825	6,803,679
Series B, 4.00%, 05/01/39	2,545	2,572,211
Series B, 4.00%, 05/01/41	3,860	3,874,158
Series B, 4.00%, 05/01/46	21,640	20,916,856
Series C, 5.00%, 11/01/44	24,985	26,954,468
Series D, 4.00%, 05/01/42	5,000	4,899,100
Series D, 4.00%, 05/01/44	2,280	2,225,588
California State University, Refunding RB, Series B, 1.67%, 11/01/29	9,000	7,448,292
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	1,375	1,406,716
Series A, 5.00%, 09/02/44	675	683,194
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(c)
Series D, 0.00%, 08/01/23	465	458,127
Series D, 0.00%, 08/01/31	3,000	2,007,279
State of California, Refunding GO 4.00%, 10/01/37	2,680	2,746,121

Security	Par (000)	Value

State (continued)
State of California, Refunding GO (continued)
5.25%, 10/01/39	$18,150	$19,206,275
5.00%, 09/01/42	14,185	15,838,021
5.25%, 09/01/47	10,000	11,249,700
Various Purposes, 5.00%, 10/01/39	5,000	5,254,695
Various Purposes, 4.00%, 03/01/40	13,000	13,093,158

		147,637,638

Tobacco — 1.6%
California County Tobacco Securitization Agency, Refunding RB 5.00%, 06/01/50	1,070	1,041,574
Series A, 5.00%, 06/01/47	2,595	2,391,038
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(b)	7,620	1,243,180
California Statewide Financing Authority, RB(b)(c) 0.00%, 06/01/55	91,500	4,566,491
Series D, 0.00%, 06/01/55	20,750	1,303,100
Golden State Tobacco Securitization Corp., Refunding RB Class B, (SAP), 2.75%, 06/01/34	5,175	4,143,985
Subordinate, 3.85%, 06/01/50	6,020	5,373,187
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(b)	34,680	2,033,947
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	4,205	3,907,000
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	14,240	14,550,404

		40,553,906

Transportation — 13.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	1,000	1,008,633
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/44	7,530	8,074,012
Series A, AMT, 5.00%, 05/15/49	2,690	2,852,366
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	6,400	6,690,483
City of Los Angeles Department of Airports, ARB
AMT, 5.25%, 05/15/47	7,000	7,488,677
Series A, AMT, 4.00%, 05/15/40	15,160	14,803,331
Series A, AMT, 5.00%, 05/15/40	6,615	6,765,564
Series A, AMT, 5.00%, 05/15/42	23,725	24,331,150
Series A, AMT, 5.00%, 05/15/44	8,010	8,267,457
Series B, AMT, 5.00%, 05/15/41	18,710	19,198,481
Series C, AMT, 5.00%, 05/15/45	20,000	20,961,120
Series D, AMT, 5.00%, 05/15/41	8,520	8,610,287
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 11/15/31	15	16,878
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,854,470
AMT, Subordinate, 5.00%, 05/15/46	4,985	5,190,636
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/47	8,475	8,563,377
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	2,000	2,016,586
Port of Los Angeles, Refunding RB, Series C, 4.00%, 08/01/39	3,570	3,591,302
San Diego County Regional Airport Authority, ARB Series B, AMT, Subordinate, 5.00%, 07/01/46	10,000	10,262,080

3

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Diego County Regional Airport Authority, ARB (continued)
Series A, Subordinate, 4.00%, 07/01/46	$1,350	$1,262,152
Series A, Subordinate, 5.00%, 07/01/46	10,000	10,564,880
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB 2nd Series, AMT, 5.00%, 05/01/48	10,145	10,348,093
Series A, AMT, 5.25%, 05/01/42	40,370	42,109,947
Series A, AMT, 5.00%, 05/01/44	16,600	16,720,167
Series A, AMT, 5.00%, 05/01/47	34,305	35,103,380
Series B, AMT, 5.00%, 05/01/46	29,915	30,469,415
Series D, AMT, 5.00%, 05/01/43	6,440	6,663,745
Series D, AMT, 5.25%, 05/01/48	3,500	3,638,621
Series E, AMT, 5.00%, 05/01/38	9,055	9,528,296
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 4.00%, 10/01/49	6,000	5,782,314

		336,737,900

Utilities — 20.7%
California Statewide Communities Development Authority, Refunding RB, 1.68%, 02/01/29	1,000	812,961
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/43	10,000	10,675,750
Series A, Subordinate, 5.00%, 06/01/47	12,655	13,893,684
Series A, Subordinate, 4.00%, 06/01/52	10,000	9,558,460
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	6,840,241
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/42	27,045	28,651,581
Series A, 4.00%, 06/01/45	4,885	4,863,169
Series A, 5.00%, 06/01/49	2,500	2,668,975
Eastern Municipal Water District Financing Authority, RB
Series D, 5.25%, 07/01/42	18,500	19,877,695
Series D, 5.00%, 07/01/47	36,105	38,059,291
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	20,131,093
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	11,020	11,639,335
Series A, 5.25%, 07/01/44	10,650	11,261,960
Series A, 5.00%, 07/01/46	20,000	20,652,300
Series B, 4.00%, 07/01/49	18,960	18,237,946
Series C, 5.00%, 07/01/43	7,480	8,296,554
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/51	29,545	31,758,157
Metropolitan Water District of Southern California, Refunding RB 5.00%, 01/01/38	7,000	7,619,255
Series C, 5.00%, 07/01/39	21,705	24,165,305
Northern California Power Agency, RB, BAB, Series A, 7.31%, 06/01/40	2,150	2,512,142
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/45	10,015	10,794,958
Sacramento Municipal Utility District, RB
Series G, 5.00%, 08/15/38	17,000	18,647,521
Series G, 5.00%, 08/15/41	20,020	21,703,362

Security	Par (000)	Value

Utilities (continued)
Sacramento Municipal Utility District, Refunding RB
Series H, 4.00%, 08/15/40	$7,700	$7,806,545
Series H, 4.00%, 08/15/45	6,200	6,015,711
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/36	5,000	5,356,110
Series A, 5.00%, 05/15/38	13,595	14,437,659
Series B, 5.00%, 08/01/38	7,725	8,163,054
Series B, 5.00%, 08/01/39	8,735	9,199,597
Series A, AMT, 4.00%, 08/01/40	2,170	2,206,183
Series A, AMT, 4.00%, 08/01/45	16,940	16,770,854
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB
Series A, 4.00%, 11/01/41	2,515	2,519,052
Series A, 4.00%, 11/01/43	2,390	2,362,551
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series B, 1.00%, 10/01/26	27,880	26,362,073
Series B, 5.00%, 10/01/43	41,405	44,055,955
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, 5.00%, 10/01/46	4,000	4,372,404
Series B, 4.00%, 10/01/42	17,010	17,011,395
Series B, 5.00%, 10/01/43	2,965	3,266,603
Series B, 5.00%, 10/01/44	2,515	2,759,659
Series B, 5.00%, 10/01/48	4,290	4,675,418
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,205	5,107,677
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	2,480	2,675,516

		528,445,711

Total Municipal Bonds in California		1,966,228,027

Illinois — 0.1%

County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	2,060	1,840,414

Puerto Rico — 7.4%

State — 4.3%
Commonwealth of Puerto Rico, GO 1.00%, 11/01/43(a)	18,362	7,895,561
1.00%, 11/01/51(a)	24,815	8,375,151
Series A1, Restructured, 5.63%, 07/01/29	5,196	5,395,553
Series A1, Restructured, 5.75%, 07/01/31	2,021	2,121,979
Series A1, Restructured, 4.00%, 07/01/33	1,917	1,708,231
Series A1, Restructured, 4.00%, 07/01/35	1,723	1,500,224
Series A1, Restructured, 4.00%, 07/01/37	1,479	1,248,559
Series A1, Restructured, 4.00%, 07/01/41	2,010	1,636,641
Series A1, Restructured, 4.00%, 07/01/46	2,091	1,642,928
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(b)	2,467	1,394,616
Commonwealth of Puerto Rico, RB, 1.00%, 11/01/51(a)	1,124	363,470
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	380	345,780
Series A-1, Restructured, 4.75%, 07/01/53	31,268	28,034,420
Series A-1, Restructured, 5.00%, 07/01/58	20,534	18,978,200
Series A-2, Restructured, 4.54%, 07/01/53	114	98,946

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$12,102	$10,757,226
Series A-2, Restructured, 4.33%, 07/01/40	10,624	9,671,527
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	814,133
Series A-1, Restructured, 0.00%, 07/01/33	3,239	1,913,705
Series A-1, Restructured, 0.00%, 07/01/46	17,313	4,451,986
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,488,504

		109,837,340

Tobacco — 0.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(b)	150,000	9,139,350

Utilities — 2.7%
Puerto Rico Electric Power Authority, RB
3rd Series, 5.40%, 01/01/23(d)(e)	593	417,456
Series A, 5.00%, 07/01/29(d)(e)	4,130	2,827,386
Series A, 7.00%, 07/01/33(d)(e)	2,230	1,568,667
Series A, 5.00%, 07/01/42(d)(e)	8,830	6,044,992
Series A, 7.00%, 07/01/43(d)(e)	955	671,783
Series A-3, 10.00%, 07/01/19(d)(e)	2,137	1,502,904
Series B-3, 10.00%, 07/01/19(d)(e)	2,137	1,502,904
Series C-1, 5.40%, 01/01/18(d)(e)	5,870	4,129,144
Series C-2, 5.40%, 07/01/18(d)(e)	5,871	4,129,813
Series C-4, 5.40%, 07/01/20(d)(e)	593	417,457
Series CCC, 5.25%, 07/01/26(d)(e)	1,680	1,150,123
Series CCC, 5.25%, 07/01/28(d)(e)	955	653,790
Series D-4, 7.50%, 07/01/20	1,638	1,152,231
Series TT, 5.00%, 07/01/25(d)(e)	480	328,607
Series TT, 5.00%, 07/01/26(d)(e)	1,285	879,707
Series WW, 5.50%, 07/01/17(d)(e)	1,315	900,245
Series WW, 5.50%, 07/01/19(d)(e)	2,090	1,430,808
Series WW, 5.38%, 07/01/24(d)(e)	875	599,022
Series WW, 5.25%, 07/01/33(d)(e)	885	605,868
Series WW, 5.50%, 07/01/38(d)(e)	1,170	800,978
Series XX, 5.25%, 07/01/27(d)(e)	645	441,565
Series XX, 5.25%, 07/01/35(d)(e)	400	273,839
Series XX, 5.75%, 07/01/36(d)(e)	555	379,951
Series XX, 5.25%, 07/01/40(d)(e)	11,490	7,866,020
Series A, AMT, 6.75%, 07/01/36(d)(e)	7,630	5,367,232
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(d)(e)	2,150	1,471,884
Series AAA, 5.25%, 07/01/27	6,540	4,477,264
Series AAA, 5.25%, 07/01/28(d)(e)	4,690	3,210,760
Series AAA, 5.25%, 07/01/29(d)(e)	530	362,836
Series BBB, 5.40%, 07/01/28	2,805	1,920,295
Series UU, 3.47%, 07/01/17(a)(d)(e)	395	273,538
Series UU, 1.00%, 07/01/18(a)(d)(e)	355	245,838

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series UU, 1.32%, 07/01/20(a)(d)(e)	$3,175	$2,198,687
Series UU, 3.89%, 07/01/31(a)(d)(e)	3,765	2,607,262
Series ZZ, 5.00%, 07/01/17(d)(e)	925	633,252
Series ZZ, 5.25%, 07/01/19(d)(e)	2,945	2,016,138
Series ZZ, 5.25%, 07/01/24(d)(e)	1,990	1,362,348
Series ZZ, 5.00%, 07/01/28(d)(e)	990	677,751
Puerto Rico Electric Power Authority, Refunding RB, BAB, 6.13%, 07/01/40	4,060	2,779,464

		70,279,809

Total Municipal Bonds in Puerto Rico		189,256,499

Total Municipal Bonds — 84.4% (Cost: $2,263,248,129)		2,157,324,940

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 8.3%

County/City/Special District/School District — 1.2%
Grossmont-Cuyamaca Community College District, GO, Election 2012, Series B, 5.00%, 08/01/44	29,715	31,623,369

Health — 0.7%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,370	16,515,503

Utilities — 6.4%
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	21,193,610
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/34	11,635	13,034,753
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	35,325	38,367,921
Metropolitan Water District of Southern California, RB, AMT, Series A, 5.00%, 10/01/51	26,620	29,008,253

5

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/50	$23,620	$25,243,166
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	33,820	36,318,165

		163,165,868

Total Municipal Bonds in California		211,304,740

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.3% (Cost: $222,250,128)		211,304,740

Total Long-Term Investments — 92.8% (Cost: $2,487,598,257)		2,370,083,487

	Shares

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 2.34%(g)(h)	247,027,604	246,829,981

Total Short-Term Securities — 9.6% (Cost: $246,847,560)		246,829,981

Total Investments — 102.4% (Cost: $2,734,445,817)		2,616,913,468

Other Assets Less Liabilities — 1.5%		36,585,385

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.9)%		(98,626,215)

Net Assets — 100.0%		$2,554,872,638

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$124,791,461	$122,093,152	(a)	$—	$(31,954)	$(22,678)	$246,829,981	247,027,604	$403,233	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	2,181	06/21/23	$ 243,556	$81,230
U.S. Long Bond	2,308	06/21/23	289,510	2,417,162
5-Year U.S. Treasury Note	1,416	06/30/23	151,634	311,277

				$2,809,669

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,453,807	$—	$1,453,807
Municipal Bonds	—	2,157,324,940	—	2,157,324,940
Municipal Bonds Transferred to Tender Option Bond Trusts	—	211,304,740	—	211,304,740
Short-Term Securities
Money Market Funds	246,829,981	—	—	246,829,981

	$246,829,981	$2,370,083,487	$—	$2,616,913,468

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,809,669	$—	$—	$2,809,669

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $98,054,970 are categorized as Level 2 within the fair value hierarchy.

7

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock California Municipal Opportunities Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8